FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Financial Instruments) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 1,876,224,000	$ 2,021,922,000
Liabilities	587,528,000	592,352,000
Financial liabilities	(457,529,000)	(493,204,000)
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	21,551,000
Financial assets, at fair value		25,413,000
Financial liabilities, at fair value	(270,000)
At fair value [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	78,000	496,000
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(3,133,000)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(78,000)
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	21,473,000	24,917,000
Financial liabilities, at fair value	(270,000)
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(3,055,000)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	78,000	496,000
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	21,473,000	24,917,000
Financial liabilities, at fair value	(270,000)
At fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(3,133,000)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(78,000)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(78,000)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(78,000)
At fair value [member] | Metal Forward Sales Contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(2,547,000)
At fair value [member] | Metal Forward Sales Contracts [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(2,547,000)
At fair value [member] | Metal Forward Sales Contracts [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(2,547,000)
At fair value [member] | Fuel Forward Contracts Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(270,000)	(508,000)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(508,000)
Financial liabilities, at fair value	(270,000)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(270,000)	(508,000)
At fair value [member] | Investments in Equity Securities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	78,000
Financial assets, at fair value		496,000
At fair value [member] | Investments in Equity Securities [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	78,000	496,000
At fair value [member] | Investments in Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	78,000	496,000
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	21,455,000
Financial assets, at fair value		23,298,000
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	21,455,000
Financial assets, at fair value		23,298,000
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	21,455,000	23,298,000
At fair value [member] | Fuel Hedge Contracts Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		1,619,000
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		1,619,000
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		1,619,000
At fair value [member] | Metal forward sales contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	18,000
At fair value [member] | Metal forward sales contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	18,000
At fair value [member] | Metal forward sales contract [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	18,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	90,458,000	113,941,000
Liabilities	346,232,000	306,152,000
Financial assets		113,941,000
Financial assets, at fair value	90,458,000
Financial liabilities	(127,057,000)	(148,663,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	90,458,000	113,941,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(346,232,000)	(306,152,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	226,138,000
Financial liabilities, at fair value		(170,614,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	72,571,000	80,925,000
Financial liabilities	(72,571,000)	(80,925,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(72,571,000)	(80,925,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	22,967,000	23,311,000
Financial liabilities	(22,967,000)	(23,311,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(22,967,000)	(23,311,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	177,020,000	117,082,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(177,020,000)	(117,082,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	180,000,000
Financial liabilities, at fair value		(120,000,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities		40,407,000
Financial liabilities	(42,155,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(40,407,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(42,155,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(46,138,000)
Financial liabilities, at fair value		(50,614,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	31,519,000	44,427,000
Financial liabilities	(31,519,000)	(44,427,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(31,519,000)	(44,427,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	80,493,000	107,097,000
Financial assets		107,097,000
Financial assets, at fair value	80,493,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	80,493,000	107,097,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,522,000	2,420,000
Financial assets, at fair value		2,420,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,522,000	2,420,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	7,443,000	4,424,000
Financial assets		4,424,000
Financial assets, at fair value	7,443,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 7,443,000	$ 4,424,000